Financial instruments - Summary of Changes in Unrealized Gains (Losses) Recognized in Net Income for Level 3 Assets and Liabilities (Detail) - Recurring fair value measurement [member] - Level 3 of fair value hierarchy [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Contingent Considerations [Member] | Financial liabilities required to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ (524)	¥ (1,223)
Redeemable Non Controlling Interests [Member] | Financial liabilities designated to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	(2,865)	600
Equity Contracts [Member] | Financial liabilities required to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	67,174	(121,082)
Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	(2,067)	(1,801)
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	201	(39)
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member]
Assets:
Financial assets	0	119
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	0	(939)
Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	0	(1,610)
Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	(9)
Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	0	9
Equity securities [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	¥ 319	¥ (840)